Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 97.5%
Communication Services 0.8%
Entertainment 0.4%
Take-Two Interactive Software, Inc.*	2,174	334,948
Interactive Media & Services 0.4%
Cargurus, Inc.*	8,400	263,844
Consumer Discretionary 13.7%
Auto Components 0.8%
Gentherm, Inc.*	7,364	595,969
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions, Inc.*	5,598	780,473
Terminix Global Holdings, Inc.*	6,718	279,939
		1,060,412
Hotels, Restaurants & Leisure 2.1%
Hilton Grand Vacations, Inc.*	12,491	594,197
Jack in the Box, Inc.	7,892	768,128
Penn National Gaming, Inc.*	2,400	173,904
		1,536,229
Household Durables 3.9%
Helen of Troy Ltd.*	2,963	665,727
iRobot Corp.* (a)	6,273	492,431
LGI Homes, Inc.*	3,489	495,124
TopBuild Corp.* (a)	5,977	1,224,149
		2,877,431
Internet & Direct Marketing Retail 0.3%
Just Eat Takeaway.com NV (ADR)*	12,289	178,559
Leisure Products 1.8%
YETI Holdings, Inc.*	15,522	1,330,080
Specialty Retail 3.4%
Burlington Stores, Inc.*	2,883	817,532
Camping World Holdings, Inc. "A" (a)	24,907	968,135
Leslie's, Inc.*	2,799	57,492
National Vision Holdings, Inc.*	5,200	295,204
The Children's Place, Inc.*	4,788	360,345
		2,498,708
Consumer Staples 2.0%
Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	4,371	823,715
Household Products 0.9%
Spectrum Brands Holdings, Inc.	6,982	667,968

Energy 0.8%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.* (a)	39,242	179,336
Denbury, Inc.*	2,500	175,625
Ovintiv, Inc.	6,811	223,946
		578,907
Financials 4.8%
Banks 2.6%
Pinnacle Financial Partners, Inc.	5,944	559,211
South State Corp.	4,704	351,248
SVB Financial Group*	742	479,985
Synovus Financial Corp.	11,493	504,428
		1,894,872
Capital Markets 1.8%
FactSet Research Systems, Inc.	296	116,855
Lazard Ltd. "A"	13,717	628,239
Moelis & Co. "A"	9,136	565,244
		1,310,338
Consumer Finance 0.4%
Green Dot Corp. "A"*	6,162	310,133
Health Care 27.0%
Biotechnology 10.4%
Acceleron Pharma, Inc.*	2,755	474,136
Amicus Therapeutics, Inc.*	7,094	67,748
Apellis Pharmaceuticals, Inc.*	4,251	140,113
Arena Pharmaceuticals, Inc.*	5,976	355,871
Beam Therapeutics, Inc.* (a)	1,093	95,102
Biohaven Pharmaceutical Holding Co., Ltd.*	7,287	1,012,237
Blueprint Medicines Corp.*	4,684	481,562
Deciphera Pharmaceuticals, Inc.*	1,963	66,703
Emergent BioSolutions, Inc.*	4,867	243,691
Fate Therapeutics, Inc.* (a)	3,846	227,952
Global Blood Therapeutics, Inc.*	4,524	115,272
Heron Therapeutics, Inc.*	15,919	170,174
Insmed, Inc.*	6,610	182,039
Intellia Therapeutics, Inc.*	1,898	254,617
Invitae Corp.*	5,038	143,230
iTeos Therapeutics, Inc.*	5,136	138,672
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	99,879
Ligand Pharmaceuticals, Inc.* (a)	2,672	372,263
Mirati Therapeutics, Inc.*	2,178	385,310
Natera, Inc.*	4,935	549,956
Neurocrine Biosciences, Inc.*	7,085	679,522
TG Therapeutics, Inc.*	4,142	137,846
Travere Therapeutics, Inc.*	23,478	569,341
Turning Point Therapeutics, Inc.*	2,679	177,966
Ultragenyx Pharmaceutical, Inc.*	3,057	275,711
Veracyte, Inc.*	5,225	242,701
		7,659,614
Health Care Equipment & Supplies 4.1%
Axonics, Inc.*	4,613	300,260
BioLife Solutions, Inc.*	6,809	288,157
Globus Medical, Inc. "A"*	4,024	308,319

Haemonetics Corp.*	1,353	95,508
Masimo Corp.*	3,270	885,222
Natus Medical, Inc.*	4,920	123,393
Nevro Corp.*	1,428	166,191
Outset Medical, Inc.*	2,498	123,501
Quidel Corp.*	1,335	188,435
Tandem Diabetes Care, Inc.*	4,219	503,664
		2,982,650
Health Care Providers & Services 9.3%
AMN Healthcare Services, Inc.*	13,141	1,507,930
Clover Health Investments Corp.* (a)	15,307	113,119
HealthEquity, Inc.*	1,929	124,922
ModivCare, Inc.*	9,473	1,720,486
Molina Healthcare, Inc.*	4,119	1,117,526
Option Care Health, Inc.* (a)	26,064	632,312
RadNet, Inc.*	55,477	1,626,031
		6,842,326
Health Care Technology 0.7%
Vocera Communications, Inc.*	11,330	518,461
Life Sciences Tools & Services 0.4%
Avantor, Inc.*	7,242	296,198
Pharmaceuticals 2.1%
Aclaris Therapeutics, Inc.*	12,953	233,154
ANI Pharmaceuticals, Inc.*	8,521	279,659
Arvinas, Inc.*	2,000	164,360
Avadel Pharmaceuticals PLC (ADR)* (a)	18,916	185,377
Pacira BioSciences, Inc.*	11,807	661,192
		1,523,742
Industrials 13.6%
Aerospace & Defense 0.9%
HEICO Corp. (a)	5,006	660,141
Building Products 4.2%
Advanced Drainage Systems, Inc.	3,825	413,750
Allegion PLC	7,499	991,218
Builders FirstSource, Inc.*	18,923	979,076
Masonite International Corp.*	6,705	711,602
		3,095,646
Commercial Services & Supplies 2.2%
MSA Safety, Inc.	2,392	348,514
Tetra Tech, Inc.	3,962	591,685
The Brink's Co.	11,036	698,579
		1,638,778
Construction & Engineering 0.6%
MasTec, Inc.*	4,674	403,273
Electrical Equipment 1.2%
Generac Holdings, Inc.* (a)	1,478	604,014
Plug Power, Inc.*	4,018	102,620
Thermon Group Holdings, Inc.*	9,149	158,369
		865,003
Machinery 0.7%
IDEX Corp.	2,502	517,789

Professional Services 1.6%
Kforce, Inc.	20,225	1,206,219
Trading Companies & Distributors 2.2%
H&E Equipment Services, Inc.	16,406	569,452
Rush Enterprises, Inc. "A"	16,590	749,205
Titan Machinery, Inc.*	11,743	304,261
		1,622,918
Information Technology 28.4%
Communications Equipment 1.3%
Calix, Inc.*	8,844	437,159
Lumentum Holdings, Inc.*	6,080	507,923
		945,082
Electronic Equipment, Instruments & Components 1.2%
Cognex Corp.	7,873	631,572
IPG Photonics Corp.*	1,883	298,267
		929,839
IT Services 2.9%
Broadridge Financial Solutions, Inc.	5,482	913,521
Maximus, Inc.	8,556	711,859
WEX, Inc.*	2,932	516,442
		2,141,822
Semiconductors & Semiconductor Equipment 7.3%
Advanced Energy Industries, Inc.	12,629	1,108,195
CMC Materials, Inc.	2,531	311,895
Entegris, Inc.	6,342	798,458
Monolithic Power Systems, Inc.	2,547	1,234,480
Semtech Corp.*	7,632	595,067
SiTime Corp.*	4,087	834,443
Ultra Clean Holdings, Inc.*	10,873	463,190
		5,345,728
Software 15.7%
Aspen Technology, Inc.*	9,339	1,146,829
Cornerstone OnDemand, Inc.*	11,656	667,423
DocuSign, Inc.*	1,013	260,777
Dynatrace, Inc.*	5,576	395,729
Envestnet, Inc.*	9,852	790,524
Five9, Inc.*	12,047	1,924,388
LivePerson, Inc.*	7,263	428,154
QAD, Inc. "A"	12,528	1,094,822
Rapid7, Inc.* (a)	6,276	709,313
Tyler Technologies, Inc.*	4,251	1,949,721
Varonis Systems, Inc.*	35,677	2,170,945
		11,538,625
Materials 3.7%
Construction Materials 1.2%
Eagle Materials, Inc.	6,501	852,671
Containers & Packaging 0.6%
Berry Global Group, Inc.*	7,728	470,481

Metals & Mining 1.9%
Cleveland-Cliffs, Inc.* (a)	53,487	1,059,577
First Quantum Minerals Ltd.	17,207	318,573
		1,378,150
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs) 2.4%
Americold Realty Trust (a)	10,299	299,186
EastGroup Properties, Inc.	2,708	451,234
Essential Properties Realty Trust, Inc.	21,678	605,250
Four Corners Property Trust, Inc.	13,954	374,804
		1,730,474
Real Estate Management & Development 0.3%
Newmark Group, Inc. "A"	17,392	248,880
Total Common Stocks (Cost $38,038,700)		71,676,623

Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $247,239)	2,719	341,805

Securities Lending Collateral 9.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $6,756,475)	6,756,475	6,756,475

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $1,510,756)	1,510,756	1,510,756

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $46,553,170)	109.2	80,285,659
Other Assets and Liabilities, Net	(9.2)	(6,761,486)
Net Assets	100.0	73,524,173
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 9.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
5,457,727	1,298,748 (d)	—	—	—	8,965	—	6,756,475	6,756,475
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.03% (b)
1,738,142	7,221,002	7,448,388	—	—	256	—	1,510,756	1,510,756
7,195,869	8,519,750	7,448,388	—	—	9,221	—	8,267,231	8,267,231
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $6,533,308, which is 8.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$71,676,623	$—	$—	$71,676,623
Exchange-Traded Funds	341,805	—	—	341,805
Short-Term Investments (a)	8,267,231	—	—	8,267,231
Total	$80,285,659	$—	$—	$80,285,659
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH3
R-080548-1 (1/23)